Borrowings - Schedule of Repayments of Debt by Year (Detail) - Senior Secured Debt - Notes [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Remainder of 2021	$ 0
2021	0	$ 0
2022	1,000,000
2023		1,000,000
2024	1,000,000
Thereafter	4,000,000
2025		1,000,000
Thereafter		4,000,000
Long-term debt, gross	6,000,000	6,000,000
Unamortized discount and loan issuance costs on long-term debt	$ 178,900	$ 183,400